Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2017
Finance income and expense
Schedule of finance income and expense

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Senior secured and senior notes	553	494	421
Term loan	5	30	29
Other interest expense	6	7	9
Interest expense	564	531	459
Net pension interest cost (Note 18)	24	28	26
Loss on derivative financial instruments	28	—	—
Foreign currency translation (gains)/losses	(75)	30	88
Other finance (income)/expense	(2)	(5)	2
Finance expense before exceptional items	539	584	575
Exceptional finance expense (Note 4)	132	185	15
Total finance expense	671	769	590
Exceptional finance income (Note 4)	—	(88)	—
Net finance expense	671	681	590